Government Grants	12 Months Ended
Dec. 31, 2024
Disclosure of Government Grants [Abstract]
Government Grants

18. GOVERNMENT GRANTS

Details of Government grants at December 31, are as follows:

(In thousand Euros)		December 31, 2024		December 31, 2023
Grants	Government Entity	Non-current liability	Current liability	Non-current liability	Current liability
Movilidad 2030	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	530	43	701	88
Flexener	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	48	4	118	31
Magnetor	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	—	—	13	7
Zeus Ptas	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	303	25	475	7
Alt impacte	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	356	29	389	49
Minichargers	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	49	4	62	9
Electrolinera	Instituto para la Diversificación y Ahorro de la Energía (IDAE)	—	—	421	—
Accio - creació lloc treballs	Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)	101	8	110	37
Hermes Estudios	Ministerio de Industria, Comercio y Turismo	591	48	692	223
Hermes Viabilidad	Ministerio de Industria, Comercio y Turismo	1,232	100	1,505	51
Hermes Formación	Ministerio de Industria, Comercio y Turismo	142	11	233	49
Top Gun	Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)	26	2	47	—
Torres Quevedo	Agencia Estatal de Investigación	71	6	83	—
ILIOS - PERTE VEC 2	Ministerio de Industria, Comercio y Turismo	2,900	235	—	—
GRID FORMING LOAD	European Climate, Infrastructure and Environment Executive Agency (CINEA)	371	30	—	—
REDWDS - USA	California Energy Commission	496	40	—	—
Total		7,216	585	4,849	551

As of December 31, 2024 government grants include the grants assigned to the Group by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)” and "Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)", “Agencia Estatal de Investigación”, “Ministerio de Industria, Comercio y Turismo”, "European Climate, Infrastructure and Environment Executive Agency (CINEA)" and "California Energy Comission" for an amount of Euros 1,034 thousand, Euros 494 thousand, Euros 77 thousand, Euros 5,259 thousand, Euros 401 thousand and Euros 536 thousand, respectively, to develop new technologies and promote smart mobility solutions.

As of December 31, 2023 government grants include the grants assigned to the Group by the “Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI)”, "Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ)", "Instituto para la Diversificación y Ahorro de la Energía (IDAE)", “Agencia Estatal de Investigación” and “Ministerio de Industria, Comercio y Turismo” for an amount of Euros 1,558 thousand, Euros 585 thousand, Euros 421 thousand, Euros 83 thousand and Euros 2,753 thousand, respectively, to develop new technologies and promote smart mobility solutions.

As of December 31, 2024 Euros 1,872 thousand are pending to be received from government entities, as compared to Euros 3,200 thousand as of December 31, 2023 (Note 24).

The impact in the statement of profit or loss (recognized in the “Other income” caption) for 2024 amounts to Euros 1,198 thousand, as a result of the established conditions agreed with the aforementioned entities (Euros 1,706 thousand for 2023).